Filed Pursuant to Rule 497(a)

File No. 333-175654

FS Investment Corporation - A Business Development Company Adviser Log-in Investor Log in FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Access to the world of private debt for the investing public Welcome Thank you for your interest in FS Investment Corporation II. "FSIC II" is an alternative Risk Factors investment product sponsored by Franklin Square Capital Partners that: Focuses on generating income with potential growth in value. Invests primarily in floating rate senior secured loans of private companies in the U.S. Offers individuals the ability to invest in private debt at a low investment minimum because FSIC II was established as a Business Development Company or BDC. Gives investors access to the institutional-style investment strategy of a leading alternative asset manager, GSO / Blackstone. With FSIC II, investors looking for alternative sources of income can bring more diversification and stability to their portfolios with an asset class that has demonstrated low correlation to traditional assets. Read about the benefits of this investment opportunity. We welcome advisers and investors to learn about how FSIC II might fit into your investment strategy. Keep in mind, an investment in FS Investment Corporation II is subject to significant risks and may be considered speculative. Read Risk Factors Fund Overview Investments BDCs Risk Factors Offering Brochure Prospectus & Supplements Account Change Forms Subscription Agreement Read Risk Factors This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling

FS Investment Corporation - A Business Development Company commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II FS Investment Corporation - A Business Development Company | Fund Overview

FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Fund Overview Fund Overview Investments BDCs Virtually all investors want at least some portion of their investment portfolio to generate Risk Factors current income. “Fixed income” investments may not offer the potentially large returns of equities, but they aim to provide more predictable returns with less risk. The typical individual may hold traditional investments like CDs, Treasuries and corporate bonds for that purpose. Large institutions and wealthy individuals often go beyond the traditional into alternative investments. Senior Secured Loans made to U.S. private companies have long been a popular alternative asset class. The loans help the private sector obtain capital to manage and grow their businesses and create jobs. Until recently, these investments were not accessible to those without millions to invest. FS Investment Corporation II provides access to the world of private debt for the investing public. With FSIC II, qualifying individuals can invest in the private debt of U.S. companies, much like institutions do, but with a minimum initial investment of only $5,000. Read about the Fund's investment strategy on the Investments section of this site. Individuals can invest in private debt because FSIC II was established as a Business Development Company or BDC. Read the BDC section on this site for more information. It’s important to be aware that an investment in FSIC II is subject to significant risks and may be considered speculative. Be sure to read the Risk Factors before deciding to invest. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus.

FS Investment Corporation - A Business Development Company | Fund Overview ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Fund Overview – Investments FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Fund Overview > Investments Typical Capital Structure FSIC II invests primarily in the senior secured debt of private companies. The illustration to the right shows the various ways companies raise money (or “capital”). Debt sits at the top of the capital structure above equity because generally those who lend to a company must be paid back before those who own the company's equity. Flexibility FSIC II will actively seek to hold a combination of debt investments that can generate current income and potential growth for investors. Not all debt is the same; some types are secured by the borrower's assets and have a higher rank in terms of their priority in being repaid. Senior Secured Loans have first claim on the borrower’s assets, generally have floating interest rates and are secured by company assets. Loans with 1st lien status have priority in terms of repayment over 2nd lien loans. Unsecured Debt is next in line. These investments include high yield bonds and their private company equivalents known as private high yield loans. Lenders take on more risk in part Watch This BDC Video because these loans are not secured by company assets and therefore can charge higher interest rates to borrowers. FSIC II will focus primarily on senior secured loans, though it has the flexibility to invest in other securities to take advantage of different opportunities as market conditions change. Focus on Private Companies Another important distinction of FSIC II is that the majority of its investments will be in private companies. Private does not necessarily Fund Overview mean small. FSIC II will generally invest in private companies that are Investments mature and well-managed, often with cash flows in the hundreds of BDCs millions of dollars. See the fund’s prospectus, as supplemented, for a Risk Factors recent list of holdings in the portfolio. Access to Proprietary Deal Flow

FS Investment Corporation - A Business Development Company | Fund Overview – Investments FSIC II will not only hold loans that are widely traded or broadly syndicated by many institutions. It also has exclusive access to “proprietary transactions,” which are privately negotiated or originated by its sub-adviser, GSO / Blackstone. These types of investments tend to offer more favorable terms than investments in non-proprietary assets. Risks to Consider FSIC II invests primarily in senior secured term loans, second lien secured loans and, to a lesser extent, subordinated debt and selected equity investments issued by private U.S. companies, including small and middle market companies. For the fund’s senior secured and second lien secured loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Subordinated debt investments are typically unsecured, and this may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Fund Overview – BDCs FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Fund Overview > BDCs BDC Facts Created in 1980 FSIC II is a special type of investment called a non-traded Business Development Regulated under 1940 Act Company, or BDC. In fact, its predecessor fund, FS Investment Corporation, was the first Must generally invest at least 70% non-traded BDC offered on the market. FSIC II follows the same investment strategy as of assets in U.S. private its predecessor and has the same sponsor, Franklin Square Capital Partners, and sub- companies or U.S. public companies valued under $250 advisor, GSO / Blackstone. million SEC registered A BDC is a category of investment fund that offers investors at nearly all levels direct Must have an independent board access to investments in the private company sector. FSIC II takes advantage of the of directors and custodian BDC structure to offer investors a way to invest in assets that previously were Conduct quarterly asset valuations unavailable to them. Annually distribute at least 90% of their earnings to investors BDCs are regulated by the same law that governs mutual funds. Congress created Provide investors 1099 tax BDCs in 1980 under the Investment Company Act of 1940, giving them the same reporting regulatory framework that allowed investors to access mutual funds. BDCs are bound by strict regulations and reporting requirements that protect investors. For example, they must hold their assets with an independent custodian and maintain an independent board. Watch This BDC Video BDCs are highly transparent. By law, BDCs have more disclosure requirements than many well-known alternative investment vehicles. The securities in BDCs are frequently valued and the portfolio’s fair value must be disclosed quarterly to investors. BDCs promote the American private sector and the economy. By law, at least 70% of a BDC’s assets must be invested in securities of private U.S. companies or publicly-traded U.S. companies with market capitalizations less than $250 million. BDCs were created to facilitate the flow of capital to private companies by allowing the public to invest in them. In other words, investors help support the huge number of companies that need capital to grow and create jobs. Fund Overview Investments Non-traded BDCs have become an accessible alternative investment option for BDCs many investors who don’t have millions to invest like deep-pocketed institutions. As the Risk Factors name implies, Non-traded BDCs are not bought and sold on a public market, and therefore investors may not be able to cash out their investment when they want to. However, when compared to publicly-traded BDCs, they are not as susceptible to share price volatility and have a history of relative stability. Non-traded BDCs also take a long-term view since they continually offer shares over a period of time, generally for at least two years, which allows them to spread out their investments and search for high quality opportunities.

FS Investment Corporation - A Business Development Company | Fund Overview – BDCs Risks to Consider There are certain risks associated with our election to operate as a BDC. Please see the “Risk Factors” section of our prospectus for a more detailed description of these and other risks associated with an investment in us. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Fund Overview - Risk Factors FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Fund Overview > Risk Factors Fund Overview Investments BDCs An investment in our common stock involves a high degree of risk and may be Risk Factors considered speculative. You should carefully consider the information found in the “Risk Factors” section of our prospectus before deciding to invest in shares of our common stock. The following are some of the risks an investment in us involves: Investing in small and middle market companies involves a number of significant risks, any one of which could have a material adverse effect on our operating results. An investment strategy focused primarily on privately held companies presents certain challenges, including the lack of available information about these companies. A lack of liquidity in certain of our investments may adversely affect our business. We are a new company and have no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objectives. We have not identified any specific investments that we will make with the proceeds of this offering and you will not have the opportunity to evaluate our investments prior to purchasing shares of our common stock. As a result, our offering may be considered a “blind pool” offering. While the management team of our investment adviser, FSIC II Advisor, LLC, or “FSIC II Advisor,” consists of the same personnel that form the investment and operations team of FB Income Advisor, LLC, the investment adviser to FS Investment Corporation, and FS Investment Advisor, LLC, the investment adviser to FS Energy and Power Fund, FSIC II Advisor is a new entity and has no prior experience managing a BDC or a RIC. Therefore, FSIC II Advisor may not be able to successfully operate our business or achieve our investment objectives. Economic activity in the United States was adversely impacted by the global financial crisis of 2008 and has yet to fully recover. These conditions may make it more difficult for us to achieve our investment objectives. The downgrade of the U.S. credit rating and the economic crisis in Europe could negatively impact our business, financial condition and results of operations. Because there is no public trading market for shares of our common stock and we are not obligated to effectuate a liquidity event by a specified date, it is unlikely that you will be able to sell your shares.

FS Investment Corporation - A Business Development Company | Fund Overview - Risk Factors There is a risk that investors in our equity securities may not receive distributions or that our distributions will not grow over time. We may pay distributions from offering proceeds, borrowings or the sale of assets to the extent our cash flow from operations, net investment income or earnings are not sufficient to fund declared distributions. We have not established limits on the amount of funds we may use from net offering proceeds or borrowings to make distributions. While we intend to conduct quarterly tender offers for our shares pursuant to our share repurchase program beginning with the first calendar quarter following the one-year anniversary of satisfying the minimum offering requirement, only a limited number of shares will be eligible for repurchase and we may suspend or terminate the share repurchase program at any time. The amount of any distributions we may make is uncertain. Our distribution proceeds may exceed our earnings, particularly during the period before we have substantially invested the net proceeds from this offering. Therefore, portions of the distributions that we make may represent a return of capital to you for tax purposes. A return of capital is a return of your investment rather than a return of earnings or gains derived from our investment activities and will be made after deduction of the fees and expenses payable in connection with the offering, including any fees payable to FSIC II Advisor. Each year a statement on Form 1099-DIV identifying the source of the distributions that we make will be mailed to you. We intend to qualify as a RIC for federal income tax purposes but may fail to do so. Such failure would subject us to federal income tax on all of our income, which would have a material adverse effect on our financial performance. As a result of the annual distribution requirement to maintain our qualification as a regulated investment company, or RIC, we will likely need to continually raise cash or borrow to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. We are subject to financial market risks, including changes in interest rates, which may have a substantial negative impact on our investments. A significant portion of our portfolio will be recorded at fair value as determined in good faith by our board of directors and, as a result, there will be uncertainty as to the value of our portfolio investments. We intend to invest primarily in senior secured term loans and second lien secured loans of private U.S. companies, and, to a lesser extent, subordinated debt and selected equity investments issued by private U.S. companies, including small and middle market companies. Although we do not expect a significant portion of our portfolio to be comprised of subordinated loans, there is no limit on the amount of such loans in which we may invest. For our senior secured and second lien secured loans, the collateral securing these investments may decrease in value or lose its entire value over time or may fluctuate based on the performance of the portfolio company which may lead to a loss in principal. Subordinated debt investments are typically unsecured, and this may involve a heightened level of risk, including a loss of principal or the loss of the entire investment. The potential for FSIC II Advisor to earn incentive fees under the investment advisory and administrative services agreement may create an incentive for it to make investments that are riskier or more speculative than would otherwise be in our best interests, and, since the base management fee is based on gross assets, FSIC II Advisor may have an incentive to increase portfolio leverage in order to earn higher base management fees. In addition, since our investment sub-adviser, GSO / Blackstone Debt Funds Management LLC, or GDFM, will receive a portion of the advisory fees paid to FSIC II Advisor, GDFM may have an incentive to recommend investments that are riskier or more speculative. This is a “best efforts” offering and if we are unable to raise substantial funds then we will be more limited in the number and type of investments we may make. FSIC II Advisor, its affiliates and GDFM face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments, which they will attempt to resolve in a fair and equitable manner, but which may result in actions that are not in our stockholders’ best interests. After satisfying the minimum offering requirement, the purchase price at which you purchase shares will be determined at each semi-monthly closing date. As a

FS Investment Corporation - A Business Development Company | Fund Overview - Risk Factors result, such purchase price may be higher than the prior semi-monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior semi-monthly closing price. In the event of a decline in our net asset value, our board of directors may elect not to reduce our net offering price per share. As a result, your purchase price may be materially higher than our current net asset value per share. We may borrow funds to make investments. As a result, we would be exposed to the risks of borrowing, also known as leverage, which may be considered a speculative investment technique. Leverage increases the volatility of investments by magnifying the potential for gain and loss on amounts invested, therefore increasing the risks associated with investing in our securities. Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of any losses suffered by a few of these investments. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Investor Relations FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Investor Relations Investor Calls MM-DD-YYYY —The links below contain information on FS Investment Corporation II. Viewing these [Title of Call] documents requires Adobe Reader, which you can download for free. Press Releases Fund Overview MM-DD-YYYY —[Press Release Title] Investments BDCs >> View Press Release Archive Risk Factors SEC Filings [Filing Name] Quarterly Reports [Report Name] Annual Reports [Report Name] This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II's board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II's current or future performance. The payment of future distributions on FSIC II's common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Contact Us FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Contact Us Fund Overview Investments BDCs For more information about FSIC II, please contact its dealer manager: Risk Factors FS2 Capital Partners, LLC 2929 Arch Street, Suite 675 Philadelphia, PA 19104 877.372.9880 www.fs2cap.com Member FINRA / SIPC For Financial Advisers Financial Advisers may contact FSIC II's dealer manager, FS2 Capital Partners, LLC, Member FINRA/SIPC, for more information at (877) 372-9880 or visit www.fs2cap.com For Prospective Investors If you are a prospective investor, we encourage you to contact your financial adviser to find out if investing in FS Investment Corporation II is suitable for you. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions.

FS Investment Corporation - A Business Development Company | Contact Us FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Terms of Use FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Terms of Use Fund Overview Investments BDCs Use & Acceptance Risk Factors Thank you for visiting our website. Please read these Terms of Use carefully. By accessing this website, you acknowledge and agree to all of the terms, conditions, notices and disclaimers contained herein and in our Privacy Policy, which is incorporated herein by reference. Ownership FS Investment Corporation II ("FSIC II") is an externally managed, non-diversified, closed-end management investment company that has elected to be treated as a business development company under the Investment Company Act of 1940. The intellectual property, including but not limited to the trade name, any Trademarks, domain name and website contents are owned and maintained by FSIC II. Modification FSIC II may update and change these Terms of Use and/or the Privacy Policies from time to time without prior notice to you. All such changes will be posted on this website. You must review these Terms of Use and the Privacy Policy each time you use this website to confirm that you still agree to abide by the terms of each. You agree that by using this website after changes have been made to these Terms of Use and/or the Privacy Policy you are agreeing to be bound by such changes. FSIC II Products & Services The products and services for which information or investment information access is included on this website may be offered by FSIC II or any of its affiliates. These products and services may change at any time and may not be available in all geographic areas. General Terms of Use You are solely responsible for your use of this website, for all use made by others using your user ID and password, and for ensuring that such use is in full compliance with these Terms of Use. The information published on, and where applicable the investment information access provided through, this website are provided to visitors, registered representatives and FSIC II investors as a convenience and for informational purposes only. FSIC II does not represent that the information contained on this website is the most current information available nor that such information is necessarily complete. Therefore you should not rely on the information contained on this website when making decisions. All decisions based on information published on this website are your sole responsibility. Links To Other Websites For your convenience, this website may contain links to other websites not operated by or

FS Investment Corporation - A Business Development Company | Terms of Use affiliated with FSIC II. FSIC II does not endorse or control such linked websites, and is therefore not responsible for any information contained on those websites. Accordingly, FSIC II will not be liable, directly or indirectly, for any damages resulting from the use or reliance on information or advertisements contained in a linked website. Copyrights & Trademarks FSIC II is the owner and/or authorized user of all intellectual property rights in all materials used herein (including information and compilations of data, artwork, text, video, audio, images, or pictures and the arrangement thereof - collectively, the "Content"). Content may not be copied, distributed or transmitted in any manner without the prior written consent of FSIC II. You may download, print and store copies of the Content for personal, non-commercial use, provided that you do not modify or alter the Content in any way, nor delete or change any copyright or trademark notice. You acknowledge that some or all of the rights, title and/or interests in and to the products, technology and/or processes described in or used in connection with this website may be the subject of other intellectual property rights reserved by FSIC II or other third parties. Except as expressly provided herein, no license is granted with respect to any intellectual property rights, and all right, title and/or interest in and to the Content and/or any products, technology and/or processes described on this website, shall at all times remain the property of FSIC II, third-parties or its licensors. The registered and unregistered trademarks, logos and service marks (collectively, the "Trademarks") displayed on this website are Trademarks of FSIC II, its licensors or third parties. Nothing contained on this website should be construed as granting any license or right to use any such Trademark without the prior written consent of FSIC II or the respective third-party owner. You are hereby advised that FSIC II will aggressively enforce its intellectual property rights, including pursuing all remedies available under civil and criminal law. The Content of this website is protected under the copyright laws of the United States, as well as other intellectual property laws. Reproduction, republishing or copying of the information contained on this website, in any form other than as expressly provided herein, is prohibited without the prior written consent of FSIC II and/or its licensors, which can be requested by sending an email to the email address listed in the Contact Us section of this website. Please note that any unauthorized entry (commonly known as hacking) into any portion of this website may constitute a crime under state and/or federal law. FSIC II will prosecute these violations to the fullest extent permitted by law. Links to this website are strictly prohibited without the prior written consent of FSIC II. No Warranties & Limitation of Liability THE INFORMATION CONTAINED IN AND THE PRODUCTS AND SERVICES PROVIDED ON THIS WEBSITE ARE PROVIDED "AS IS" AND FSIC II MAKES NO WARRANTIES OF ANY KIND, EITHER EXPRESS OR IMPLIED, INCLUDING WITHOUT LIMITATION WARRANTIES OF FITNESS FOR A PARTICULAR PURPOSE, MERCHANTABILITY, AND NON-INFRINGEMENT. In addition, this website utilizes information prepared by us from internal and external sources, which we believe to be reliable information. However, we do not represent that this information is accurate, complete or up-to-date. It is your responsibility to evaluate the accuracy, completeness or usefulness of any information available through this website. FSIC II is not responsible for the content of any off-site pages or other sites linked to the website and shall not be liable for any damages or injury arising out of access to or use of the content. Any links to other sites are not intended as referrals or endorsements but are merely provided to the users of the website for convenience and informational purposes. FSIC II makes no representations or warranties that website content is applicable to or appropriate for use in locations outside of the United States of America. FSIC II cannot and does not guarantee or warrant that the files available for downloading from this website and any services will be free from infections or viruses, worms, Trojan horses, or other code that manifests contaminating or destructive properties. In no event shall FSIC II, its affiliates and any of its or their officers, directors, shareholders, partners, members, employees, representatives or agents be liable for incidental, consequential, special, direct, indirect, exemplary or punitive damages, including lost profits, that result from or are related to the information published on this website (even if FSIC II has been advised of the possibility and likelihood of such damages). You specifically agree to hold FSIC II, their affiliates and any of its or their officers, directors, shareholders, partners, members, employees, representatives and agents harmless and agree that they will not be liable for any damages or losses caused, directly or indirectly, by software failure, system failure, website security failure, unauthorized access to this website or any other

FS Investment Corporation - A Business Development Company | Terms of Use technical problem. Without limiting the generality of the foregoing, neither FSIC II, nor any other party involved in creating, producing or delivering this website shall be liable for: 1) any loss or injury caused, in whole or in part, by its actions, omissions or negligence, or for contingencies beyond its control, in procuring, compiling, or delivering investment information or other information presented at this website; 2) any errors, omissions or inaccuracies in investment information or other information presented at the website regardless of how caused, or delays or interruptions in delivery of the investment information or other information presented at the website; 3) any decision made or action taken or not taken in reliance upon the investment information or other information presented at the website; 4) any damages or injury resulting from your access to this website, including, but not limited to, damage to or failure by your computer equipment or other property, communication line failures, computer viruses or inability to access this Internet site; or 5) any other direct, incidental, consequential, indirect, or punitive damages or losses, whether in contract, tort or otherwise, arising out of access to or use of the website. Prohibited Uses; User Liability Because all servers have a limited capacity and are used by many people, this website may not be used in a manner that could damage or overburden any FSIC II server, or any network connected to any FSIC II server. Furthermore, this website may not be used in a manner that would interfere with any other party’s use of this website. FSIC II reserves the right to monitor your use of this website and any communications by you related to such use. FSIC II assumes no liability in connection with its monitoring activities. If your use of this website violates any of these Terms of Use or any applicable law, FSIC II reserves the right to discontinue, restrict, change, limit, or permanently revoke your right to use the services provided on this website. You hereby agree to be responsible for any and all liabilities, costs and expenses (including attorney's fees and court costs) arising from any technical disruption of or damage to this website (including the software and systems that transmit the website) caused directly or indirectly by your use of this website. Indemnification You hereby agree to indemnify and hold FSIC II, its subsidiaries, affiliates and any of its or their respective officers, directors, shareholders, partners, members, employees, representatives or agents harmless from and against any and all damages, liabilities, claims, demands, suits, actions, causes of action, losses, costs and expenses (including attorney's fees and court costs) arising from your use of this website, or from your violation of these Terms of Use. Information Collected For information on the privacy practices employed by FSIC II with respect to the collection, protection and use of information transmitted to our website, please review the terms of our Privacy Policy. It is not the responsibility or obligation of FSIC II to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website. FSIC II shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or e-mail. Multiple Party Account Holders If an investment in FSIC II is held in the name of more than one party (a “multiple party investment”), each named party shall be allowed access to such investment information via this website, subject to these Terms of Use. If you are the holder of a multiple party investment and you access information about such investment via this website, you hereby warrant that you have informed all other named parties on such investment that you have signed-up for access to the investment information online and that such other named parties have consented to your access to the investment information via this website. In addition, you hereby warrant that you and all other named parties on your multiple party investment have agreed that all transmissions concerning your multiple party investment are binding on all named parties on such investment, irrespective of who initiated the transmission. Accordingly, you shall be liable to all other named parties on your multiple party investments for all consequences of any transmissions regarding your multiple party investments. It is not the responsibility or obligation of FSIC II to authenticate, confirm or otherwise verify the accuracy or propriety of information transmitted via this website with all parties named on a multiple party investment. FSIC II shall not be liable for any damage or loss arising from inaccurate or unauthorized transmissions via this website or via e-mail with regard to a multiple party investment. Securities Information The information provided in this website does not constitute investment, tax, financial,

FS Investment Corporation - A Business Development Company | Terms of Use legal, or other advice. Information received via this website should not be relied upon for personal, investment, tax, legal or financial decisions, and prior to the execution of any transaction by you related to any information you have obtained from this website or the services, you should consult with your financial, tax and investment advisors and an attorney, or otherwise seek appropriate professional advice tailored to your situation. This site and the services are published solely for informational purposes and are not a solicitation, recommendation, endorsement or offer by FSIC II or a third party to buy or sell any stock, mutual fund, security, or other financial instrument. The investment information provided on the website does not attempt or claim to be a complete description of the securities, markets, or developments referred to in the materials. All expressions of opinion are subject to change without notice. FSIC II does not undertake to advise anyone via this website. FSIC II, its affiliates, and their respective officers, directors, shareholders, partners, members, employees, representatives or agents may have clients with positions in securities or companies mentioned on this site, and FSIC II may have business relationships with such companies. Jurisdiction The laws of the State of Florida shall govern all matters arising out of the use of this website, and by accessing this website you irrevocably consent to the jurisdiction of the courts located in Orange County in the State of Florida for any cause of action in connection with your use of this website. Should your use of this website or the content published on this website be contrary to the laws of the jurisdiction from where you access the website, then this website is not intended for your use, and you should discontinue use of the website. You are solely responsible for knowing the laws of your jurisdiction and for assuring your compliance with such laws. Use Outside of The United States; Limited Availability Not all products or services described on this site may be available to all persons or entities or in all jurisdictions. This site was created in the United States and complies with local United States laws. This site and/or the services may not comply with legal requirements in foreign countries. Any and all information obtained from this site is not provided for and may not be used by any person or entity in any jurisdiction in violation of applicable laws, rules or regulations. Severability If a court determines any provision of these Terms of Use to be illegal or unenforceable, then such portion will be eliminated or enforced to the maximum extent possible, and the remaining Terms of Use will remain in full force and effect. Arbitration You agree that FSIC II, at its sole discretion, may require you to submit any disputes arising from the use of this website, the services, and/or these Terms of Use concerning their interpretation, violation, nullity, invalidity, non-performance or termination, as well as disputes about filling gaps in this contract or its adaptability to newly arisen circumstances to final and binding arbitration under the International Rules of Arbitration of the American Arbitration Association, by one or more arbitrators appointed in accordance with said Rules. Notwithstanding these rules, however, such proceeding shall be governed by the laws of the State of Florida as set forth herein. Any award in an arbitration initiated under this clause shall be limited to monetary damages and shall include no injunction or direction to any party other than the direction to pay a monetary amount. Further, the arbitrator shall have no authority to award punitive, consequential or other damages not measured by the prevailing party’s actual damages in any arbitration initiated under this section, except as may be required by statute. Entire Agreement These Terms of Use and Privacy Policy constitute your entire agreement with FSIC II regarding this website and its services, and supersede all prior or contemporaneous communications and proposals, whether electronic, oral or written between the user and FSIC II with respect to this website or any services offered on or through such website. This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FS Investment Corporation - A Business Development Company | Terms of Use Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Privacy Policy FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Privacy Policy Fund Overview Investments BDCs FS Investment Corporation II, a Maryland corporation (“FSIC II,” “our,” “us” or “we”), is Risk Factors committed to protecting your privacy. This privacy notice, which is required by state and federal law, explains the privacy policies of FSIC II and its affiliated companies. This notice supersedes any other privacy notice you may have received from FSIC II, and its terms apply both to our current customers and to former customers as well. How We Protect Your Personal Information We will safeguard, according to strict standards of security and confidentiality, all information we receive about you. With regard to this information, we maintain physical, electronic, and procedural safeguards that comply with federal and state standards. What Kind of Information We Collect The only information we collect from you is your name, address and number of shares you hold. How We Use this Information This information is used only so that we can service your account, send you annual reports and other information about FSIC II, and send you proxy statements or other information required by law. Who Has Access to Personal Information We do not share customer information with any non-affiliated third-party except as described below. Authorized Employees of FSIC II Advisor, LLC (the "Adviser"). It is our policy that only authorized employees of the Adviser who need to know your personal information will have access to it. Service Providers. We may disclose your personal information to companies that provide services on our behalf, such as record keeping, processing your trades and mailing information to you. These companies are required to protect your information and use it solely for the purpose for which they received it. Courts and Government Officials. If required by law, we may disclose your personal information in accordance with a court order or at the request of government regulators. Only that information required by law, subpoena or court order will be disclosed. Updating Your Information To help us keep your customer information up-to-date and accurate, please contact FSIC

FS Investment Corporation - A Business Development Company | Privacy Policy II, at the address below, if there is any change in your personal information. FS Investment Corporation II 2929 Arch Street, Suite 675 Philadelphia, Pennsylvania 19104 ATTN: Chief Compliance Officer This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II

FS Investment Corporation - A Business Development Company | Corporate Governance FSIC II FACTS as of Month DD, 2012 Offering Price* = $XX.XX Current Yield** = XX.XX% Past performance is not a guarantee of future results. Home > Corporate Governance Fund Overview Investments BDCs Audit Committee CharterRisk Factors Nominating and Corporate Governance Committee Charter Code of Business Conduct, Ethics, and Statement on the Prohibition of Insider Trading Distribution Reinvestment Plan This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering Terms of Use | Privacy Policy | Corporate Governance is made only by the prospectus. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which the prospectus relates. A copy of the prospectus must be made available to you in connection with any offering. No offering is made to New York investors except by a prospectus filed with the Department of Law of the State of New York. Neither the SEC, the Attorney-General of the State of New York nor any other state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Note: To invest in the Fund, an investor must have either (i) a net worth of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth of at least $250,000. Some states, including Idaho, Iowa, Kansas, Maine, Massachusetts, North Dakota, Oklahoma, Oregon and Washington, impose different suitability standards. Please consult the prospectus for details. * Offering price will be adjusted to ensure shares are not sold at a price per share, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. See current prospectus. ** The current yield is calculated by annualizing the most recent monthly distribution amount declared by FSIC II’s board of directors and dividing such amount by the current public offering price. The current yield should not be interpreted to represent a measure of FSIC II’s current or future performance. The payment of future distributions on FSIC II’s common stock is subject to the discretion of the board of directors and applicable legal restrictions, and therefore, there can be no assurance as to the amount or timing of any such future distributions. FS2 Capital Partners, LLC | 2929 Arch Street, Suite 675 | Philadelphia, PA 19104 877-372-9880 | www.fs2cap.com | Member FINRA/ SIPC

FS Investment Corporation - A Business Development Company | Corporate Governance Franklin Square Capital Partners is not affiliated with Franklin Resources/Franklin Templeton Investments or the Franklin Funds. Copyright © FS Investment Corporation II